Additional information about derivatives financial instruments - Protection programs for the R$ denominated debt instruments (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324)	$ (67)	$ (240)
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$				R$ 2,115		R$ 1,581
Payable					$ 558		$ 456
Average receivable rate				100.54%	100.54%
Average payable rate				3.31%	3.31%
Fair value of liabilities					$ (38)		(46)
Financial settlement inflows (outflows)	(18)
Value at risk					8
CDI vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities					(22)
CDI vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					2
CDI vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities					(18)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$				R$ 2,111		2,303
Payable					$ 601		994
Average receivable rate				1.15%	1.15%
Average payable rate				2.97%	2.97%
Fair value of liabilities					$ (77)		(370)
Financial settlement inflows (outflows)	(312)
Value at risk					9
TJLP vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities					(12)
TJLP vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					(18)
TJLP vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities					(47)
TJLP vs. USD floating rate swap
Derivative financial instruments.
Receivable | R$						181
Payable					0		107
Fair value of liabilities							(56)
Financial settlement inflows (outflows)	(59)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$				R$ 2,173		1,078
Payable					$ 604		351
Average receivable rate				6.25%	6.25%
Average payable rate				0.73%	0.73%
Fair value of liabilities					$ (18)		(8)
Financial settlement inflows (outflows)	8
Value at risk					8
R$ fixed rate vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of assets					13
R$ fixed rate vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of assets					(7)
R$ fixed rate vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities					(24)
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$				R$ 2,826		1,315
Payable					$ 759		434
Average receivable rate				5.18%	5.18%
Average payable rate				4.02%	4.02%
Fair value of liabilities					$ 46		(80)
Financial settlement inflows (outflows)	(26)
Value at risk					14
IPCA vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities					12
IPCA vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities					(18)
IPCA vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities					$ 52
IPCA vs. CDI swap
Derivative financial instruments.
Receivable | R$				R$ 1,634		1,350
Payable | R$				R$ 1,350		R$ 1,350
Average receivable rate				6.62%	6.62%
Average payable rate				98.58%	98.58%
Fair value of assets					$ 104		$ 89
Financial settlement inflows (outflows)	$ 6
IPCA vs. CDI swap | 2020
Derivative financial instruments.
Fair value of liabilities					58
IPCA vs. CDI swap | 2021
Derivative financial instruments.
Fair value of liabilities					4
IPCA vs. CDI swap | 2022+
Derivative financial instruments.
Fair value of liabilities					42
Forward
Derivative financial instruments.
Notional amount					$ 121
Average rate (as a percent)				4.20%	4.20%
Fair value of liabilities					$ 1
Value at risk					1
Forward | 2020
Derivative financial instruments.
Fair value of liabilities					$ 1